Exhibit 99.1

KPMG LLP

Suite 700

20 Pacifica

Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Goal Structured Solutions, Inc. (the “Company”)

Re: Goal Structured Solutions Master Trust-I, Private Credit Student Loan Backed Notes, Series 2017-A (the “Notes”)

We have performed the procedures described below, which were agreed to by the Company, on the specified attributes identified by the Company in an electronic data file (the “Data File” defined below) related to a portfolio of student loans which we were informed are intended to be included as collateral in the offering of the Notes. The Company is responsible for the specified attributes in the Data File. The sufficiency of these procedures is solely the responsibility of the Company. Consequently, we make no representation regarding the sufficiency of the procedures enumerated below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise indicated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise noted. Such compared information was deemed to be in agreement if differences were attributable to rounding.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise noted. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.
•	The term “rounding” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Data File” means an electronic data file entitled “2017-A loan sample selection.xlsx” provided by the Company on April 5, 2017, containing certain information related to 6,105 student loans as of March 31, 2017 (the “Cut-off Date”).
•	The terms “AES” and “ACS” mean the Company’s servicers.
•	“Principal and Payment Support” means an electronic data file entitled “ACS file review - borrowers with mutiple loans.xlsx” provided by the Company on June 1, 2017, which contained Principal Balance and Monthly Payment information for the Sample Loans.
•	The term “FICO Score File” means an electronic data file entitled “Goal 2017-A FICO and date v2.xlsx” provided by the Company on May 15, 2017, which contained FICO score information for the Sample Loans.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

•	The term “FICO #53 Support” means an email confirmation provided by the Company on June 2, 2017, which contained FICO score information for Sample Loan #53.
•	The term “Loan File” means any file containing the following documents (as applicable): (i) Activity Detail Report screen, Repayment Schedule History screen, Deferment/Forbearance History screen, Loan Detail Information screen, Financial Activity Detail screen, Interest Rate Change/History screen, Borrower Demographics screen, School Information screen, and Activity Selection screen from AES’s servicing system; or (ii) Borrower History And Activity Report screen, A10 screen, Activity Description screen, History and Activity Report screen, A03 screen, and A01 screen from ACS’ servicing system; and the Principal and Payment Support, the FICO Score File, the FICO #53 Support, the Executed Promissory Note, the Identification Card, the Addendum to Loan Application, Non-negotiable Credit Agreement, Loan Request Agreement - Signature Page, and the TILA Disclosure. The Company represented that the Loan File was either the original Loan File, a copy of the original Loan File, or a copy of electronic records contained within AES or ACS. We make no representation regarding the validity, enforceability, or authenticity of the Loan File documents.

We performed the following procedures:

A.	The Company instructed us to select a random sample of 100 student loans from the Data File (the “Sample Loans”). A listing of the Sample Loans is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us as to the basis for how they selected the number of student loans we were instructed to randomly select from the Data File.
B.	The Company instructed us to select a random sample of 15 student loans that were in delinquent status or had previously been in forbearance (identified as “Yes” in the “Ever Forbearance” field in the Data File) from the Sample Loans (the “Sample Delinquent Loans”). A listing of the Sample Delinquent Loans is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us as to the basis for how they selected the number of delinquent student loans we were instructed to randomly select from the Sample Loans.
C.	The Company instructed us to select a random sample of five (5) student loans that were in bankruptcy status (identified as “Yes” in the “Ever BK” field in the Data File) from the Data File (the “Sample Bankruptcy Loans”). A listing of the Sample Bankruptcy Loans is attached hereto as Exhibit C. For purposes of this procedure, the Company did not inform us as to the basis for how they selected the number of bankruptcy student loans we were instructed to randomly select from the Data File.
D.	For each Sample Loan, we compared the specified attributes listed below contained in the Data File to the corresponding information contained in the Loan File. The Company indicated that the absence of any of the specified documents noted below or the inability to agree the indicated information from the Data File to the Loan File or other information, using instructions provided by the Company (as applicable) indicated below, for each of the specified attributes constituted an exception. The Loan File documents are listed in the order of priority until such attribute was agreed.
Attribute	Loan File / Instructions
First Disbursement Date

For Sample Loans serviced by AES, “1ST DISB DATE” field in Activity Detail Report screen from AES’ servicing system

For Sample Loans serviced by ACS, “DISB DATE” field in Borrower History And Activity Report screen from ACS’ servicing system

Attribute	Loan File / Instructions
Maturity Date

For Sample Loans serviced by AES, Repayment Schedule History screen, or Deferment/Forbearance History screen, and Loan Detail Information screen from AES’ servicing system, and TILA Disclosure. The Company instructed us to compare the Maturity Date in the Data File to the date below the “FIRST DUE DATE” for the most recent “Date Disclosure Sent” prior to the Cut-off Date in the Repayment Schedule History screen. In the event the Loan Status for the Sample Loan was “DE” or “FO,” the Company instructed us to recompute the Maturity Date by adding the original term in the TILA Disclosure and the total forbearance or deferment term(s) in the Deferment/ Forbearance History screen to the Repayment Start Date in the Loan Detail Information screen (the “Recomputed Maturity Date”). The Company instructed us to consider the Recomputed Maturity Date to be in agreement if the difference between the Maturity Date in the Data File and the Recomputed Maturity Date was not greater than 15 days.

For Sample Loans serviced by ACS, “Final Pay Due Date” field in A10 screen from ACS’ servicing system

Monthly Payment

For Sample Loans serviced by AES, Repayment Schedule History screen from AES’ servicing system. The Company instructed us to compare the Monthly Payment amount in the Data File to the “INSTALLMENT AMOUNT” for the most recent “Date Disclosure Sent” prior to the Cut-off Date in the Repayment Schedule History screen. In the event the loan status of the Sample Loan was “DE” or “FO,” the Company instructed us to deem the Monthly Payment amount to be zero because the repayment schedule was not active.

For Sample Loans serviced by ACS, Activity Description screen or History and Activity Report screen from ACS’ servicing system, or Principal and Payment Support. The Company instructed us to compare the Monthly Payment in the Data File to the “New Payment Amount” for the most recent “Effective Date” prior to the Cut-off Date in the Activity Description screen. In the event the Monthly Payment in the Data File was zero, the Company instructed us to compare to the “Current Amount Due” field in the History and Activity Report screen. The Company informed us that such borrower had made extra payments, which resulted in a zero payment due as of Cut-off Date.

In the event the Monthly Payment did not agree to the payment stated in either the Activity Description screen or History and Activity Report screen, the Company informed

Attribute	Loan File / Instructions

us that it was due to the borrower having multiple loans and the amount appearing in the Activity Description screen or History and Activity Report screen reflected the combined amount. In such circumstance, the Company instructed us to compare the Monthly Payment in the Data File to the corresponding “Monthly Payment” amount in the Principal and Payment Support.

Last Payment Date

For Sample Loans serviced by AES, “EFFECTIVE DATE” field in the Financial Activity Detail screen from AES’ servicing system

For Sample Loans serviced by ACS, Activity Description screen from ACS’ servicing system. The Company instructed us to compare the Last Payment Date to the most recent “CREDIT AS OF” date prior to the Cut-off Date in the Activity Description screen.

Interest Rate

For Sample Loans serviced by AES, Interest Rate Change/History screen from AES’ servicing system. The Company instructed us to compare the Interest Rate in the Data File to the “ORIG RATE” for the most recent “Effective Begin” date prior to the Cut-off Date in the Interest Rate Change/History screen.

For Sample Loans serviced by ACS, Activity Description screen from ACS’ servicing system. The Company instructed us to compare the Interest Rate in the Data File to the Variable Interest Rate for the most recent “Effective Date” prior to the Cut-off Date in the Activity Description screen.

Original Term

For Sample Loans serviced by AES, Repayment Schedule History screen from AES’ servicing system. The Company instructed us to compare the Original Term in the Data File to the “TERM” plus one month for the most recent “Date Disclosure Sent” prior to the Cut-off Date in Repayment Schedule History screen. In the event the Loan Status of the Sample Loan was “DE” or “FO,” the Company instructed us to deem the Original Term to be zero because the repayment schedule was not active.

For Sample Loans serviced by ACS, For loans serviced by ACS, we were instructed by the Company not to perform procedures on this attribute.

Recomputed Remaining Term

For Sample Loans serviced by AES, the Company instructed us to recompute Remaining Term as the difference between the Cut-off Date and the Maturity Date in the Data File (the “Recomputed Remaining Term”). The Company further instructed us to compare the Remaining

Attribute	Loan File / Instructions

Term in the Data File to the Recomputed Remaining Term.

For Sample Loans serviced by ACS, the Company instructed us to recompute Remaining Term by adding two months to the value in the “Term” field in the A10 screen from ACS’ servicing system (the “Recomputed Remaining Term”) because the Term in the A10 Screen was as of two months after the Cut-off Date. We were further instructed by the Company to compare the Remaining Term in the Data File to the Recomputed Remaining Term.

Loan Type	Executed Promissory Note. The Company instructed us to deem “Career Xpress Loan” to be “Career/Com Coll,” “Legal Xpress Loan” and “Health Xpress Loan” to be “Graduate.”
Loan Status

For Sample Loans serviced by AES, “STATUS” field in the Loan Detail Information screen from AES’ servicing system. The Company instructed us to deem “OUTSOURCE –SIMM” in the STATUS field to be “RP” as such Sample Loan was in repayment and was outsourced to a 3rd party agent.

For Sample Loans serviced by ACS, “CURRENT STATUS” field in Borrower History And Activity Report screen from ACS’ servicing system

Current Status End Date

For Sample Loans serviced by AES, Deferment/ Forbearance History screen from AES’ servicing system. In the event the Sample Loan contained a value of “RP” in the STATUS field in the Data File, the Company instructed us to deem the Current Status End Date to be the Maturity Date. In the event the STATUS field contained a value of “DE” or “FO,” the Company instructed us to compare the Current Status End Date in the Data File to the “END DATE” for the most recent “Date Applied” in the Deferment/Forbearance History screen.

For Sample Loans serviced by ACS, the Company instructed us to deem the Current Status End Date in the Data File to be the Maturity Date.

Current Principal Balance

For Sample Loans serviced by AES, Financial Activity Detail screen from AES’ servicing system. The Company instructed us to compare the Current Principal Balance in the Data File to the “PRINCIPAL BALANCE” for the most recent Effective Date prior to the Cut-off Date in the Financial Activity Detail screen.

For Sample Loans serviced by ACS, “OUTSTANDING BALANCE” field in the Borrower History And Activity Report

Attribute	Loan File / Instructions

screen from ACS’ servicing system. In the event the borrower made a payment between the Cut-off Date and the “Report Date” in the Borrower History And Activity Report screen, the Company instructed us to recompute the Current Principal Balance by summing the “OUTSTANDING BALANCE” in the Borrower History and Activity Report screen and the “Payment Current” amount for the Transaction Date between the Cut-off date and the Report Date in the A03 screen from ACS’ servicing system (the “Recomputed Principal Balance”).

In the event the Current Principal Balance in the Data File did not agree to either the “OUTSTANDING BALANCE” in the Borrower History and Activity Report screen or the Recomputed Principal Balance, the Company informed us that it was due to the borrower having multiple loans such that the OUSTANDING BALANCE in the Borrower History and Activity Report screen reflected the combined amount. In such circumstance, the Company instructed us to compare the Current Principal Balance in the Data File to the corresponding “Principal” amount in the Principal and Payment Support.

Borrower State	For Sample Loans serviced by AES, “ST” field in the Borrower Demographics screen from AES’ servicing system For Sample Loans serviced by ACS, “ST” field in the Borrower History And Activity Report screen from ACS’ servicing system
School Code

For Sample Loans serviced by AES, “CURRENT SCHOOL” field in the Loan Detail Information screen from AES’ servicing system

For Sample Loans serviced by ACS, “LAST SCHOOL CODE” field in the Borrower History And Activity Report screen from ACS’ servicing system

School Type

For Sample Loans serviced by AES, “SCHOOL TYPE” field in School Information screen from AES’ servicing system. For Sample Loan #5, the School Information screen was not available; as such, the Company instructed us to consider the School Name in the Executed Promissory Note (Depaul University) to be “Private”.

For Sample Loans serviced by ACS, the Company instructed us to deem the School Type to be “NP” as the Sample Loans were private consolidation loans and the school type information was not provided by ACS.

Borrower FICO Score	FICO Score File

Attribute	Loan File / Instructions
Co-Borrower FICO Score	FICO Score File. For Sample Loan #53, the Company informed us the borrower had multiple co-borrowers and instructed us to compare the Co-Borrower FICO Score in the Data File to the corresponding “ID Score” in the FICO #53 Support.
Date of Recent Borrower FICO Score	FICO Score File
Date of Recent Co-Borrower’s FICO Score	FICO Score File
Borrower First Name	Executed Promissory Note.
Borrower Last Name

For Sample Loans serviced by AES, Executed Promissory Note. In the event the Borrower Last Name in the Data File did not agree to the Executed Promissory Note, the Company instructed us to compare the Borrower Last Name in the Data File to the Last Name in the Identification Card. For Sample Loan #5, the Company instructed us to compare the Borrower Last Name in the Data File to the Last Name in the Activity Selection screen from AES’ servicing system

For Sample Loans serviced by ACS, Executed Promissory Note. In the event the Borrower Last Name in the Data File did not agree to the Executed Promissory Note, the Company instructed us to compare the Borrower Last Name in the Data File to the Last Name in the Activity Description screen from ACS’ servicing system.

Modification Flag

For Sample Loans serviced by AES, Activity Detail Report screen from AES’ servicing system. For Sample Loans serviced by ACS, Activity Description screen from ACS’ servicing system.

The Company instructed us to deem notations such as “Principal Reduction,” “Margin Reduction,” “Rate Reeducation,” or “Term extension,” in the Activity Detail Report screen or the Activity Description screen to be indications that there was a modification to the Sample Loan (reflected as “Y” in the “MOD FLAG” field in the Data File).

Servicemembers Civil Relief Act (“SCRA”) Interest Rate Adjustment Flag

For Sample Loans serviced by AES, Activity Detail Report screen from AES’ servicing system. The Company instructed us to deem notations such as “No Active Duty Data Found” in the “Quarterly SCRA MONIT” field in the Activity Detail Report Screen to be indications there was no SCRA Interest Rate Adjustment (reflected as “N” in the “SCRA” field in the Data File). The Company further

Attribute	Loan File / Instructions

instructed us to deem a notation such as “the above-referenced loan received the Servicemembers Civil Relief Act (“SCRA”) benefit” in the Activity Detail Report Screen as an indication that there was an SCRA interest Rate Adjustment (reflected as “Y” in the “SCRA” field in the Data File).

For Sample Loans serviced by ACS, A01 screen from ACS’ servicing system. The Company instructed us to identify if the “SCRA Start Date” field and the “SCRA End Date” field were populated. If these fields were populated, the Company instructed us to deem the Sample Loan to have an SCRA Interest Rate Adjustment (reflected as “Y” in the SCRA field in the Data File).

The information regarding the Sample Loans was found to be in agreement with the respective information contained in the Loan File, except as noted in Exhibit D. There were no conclusions that resulted from the procedures.

E.	In addition to the procedures described in D. above, for each Sample Loan, we observed the presence of the following in the Loan File:

•        TILA Disclosures

•        Executed Promissory Note. In the event the Executed Promissory Note was not available, the Company instructed us to consider the Addendum to Loan Application, Non-negotiable Credit Agreement, and Loan Request Agreement - Signature Page to be acceptable documentation in lieu of the Executed Promissory Note.

F.	For each Sample Delinquent Loan, we performed the following procedures using information in the Loan File and instructions provided by the Company.
1.	Individual Forbearance Period

For Sample Delinquent Loans serviced by AES, we were instructed by the Company to calculate the Individual Forbearance Period as the difference between the “Begin Date” and the “End Date” for each “F” transaction in the “Deferment/Forbearance” field in the Deferment/Forbearance History screen from AES’ servicing system.

For Sample Delinquent Loans serviced by ACS, we were instructed by the Company to calculate the Individual Forbearance Period as the difference between the “From Date” and the “To Date” for each forbearance transaction on the A03 screen from ACS’ servicing system.

The Company instructed us to consider any Sample Delinquent Loan with a calculated Individual Forbearance Period greater than six (6) months to be an exception. Two Sample Delinquent Loans were considered to be exceptions, as noted in Exhibit E.

2.	Total Forbearance Periods

For each Sample Delinquent Loan, we were instructed by the Company to calculate the Total Forbearance Period by summing the Individual Forbearance Periods calculated in procedure 1 above. The Company instructed us to consider any Sample Delinquent Loan with calculated

Total Forbearance Periods greater than 24 months to be an exception. One Sample Delinquent Loan was considered to be an exception, as noted in Exhibit E.

3.	Total Deferment Periods

For the Sample Delinquent Loans serviced by AES, we were instructed by the Company to calculate the Individual Deferment Period as the difference between the “Begin Date” and the “End Date” for each “D” transaction in the “Deferment/Forbearance” field in the Deferment/Forbearance History screen from AES’ servicing system. We were further instructed by the Company to calculate the Total Deferment Periods by summing the Individual Deferment Periods. There were no Sample Delinquent Loans with deferment periods that were serviced by ACS.

The Company instructed us to consider any Sample Delinquent Loan with calculated Total Deferment Periods greater than 48 months to be an exception. One Sample Delinquent Loan was considered to be an exception, as noted in Exhibit E.

4.	Documentation of Borrower Notification of Forbearance or Deferment Request

The Company instructed us to observe the following notations in AES’ or ACS’ servicing systems as evidence of documentation of borrower notification of forbearance or deferment request:

•	For Sample Delinquent Loans serviced by AES: “** Added -F02” or “** Added -D01” in the Activity Detail Report screen from AES’ servicing system
•	For Sample Delinquent Loans serviced by ACS: “Forbearance Requested” in the Activity Description screen from ACS’ servicing system.

We found two (2) Selected Delinquent Loans for which AES’ or ACS’ servicing system did not contain the notations specified above. Such Sample Delinquent Loans were considered exceptions, as noted in Exhibit E.

There were no conclusions that resulted from the procedures.

G.	For each Sample Bankruptcy Loan, the Company instructed us to observe a notation such as “Statements to Borrower Suspended Because of Bankruptcy Cha 13 F” in the Activity Description Screen from ACS’ servicing system as documentation that the collections and/or billing activities in the servicing system were suspended during the time period the borrower was in bankruptcy status. We found the ACS servicing system contained the notation specified above for the Sample Bankruptcy Loans. There were no conclusions that resulted from the procedures.

The agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to the Company.

The procedures performed were applied based on the information included in the Data File and information and instructions provided by the Company, without verification or evaluation of such information or instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the student loans, (ii) the reliability or accuracy of the Data File, the Loan Files, or data and documents furnished to us by the Company which were used in our procedures, or (iii) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the student loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such student loans being securitized, (iii) the compliance of the originator of the student loans with applicable laws and regulations, or (iv) any other factor or characteristic of the student loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Company. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

Irvine, CA

June 16, 2017

Exhibit A

The Sample Loans

Sample Loan #	Loan Number	Sample Loan #	Loan Number	Sample Loan #	Loan Number
1	201701001	35	201701035	69	201701069
2	201701002	36	201701036	70	201701070
3	201701003	37	201701037	71	201701071
4	201701004	38	201701038	72	201701072
5	201701005	39	201701039	73	201701073
6	201701006	40	201701040	74	201701074
7	201701007	41	201701041	75	201701075
8	201701008	42	201701042	76	201701076
9	201701009	43	201701043	77	201701077
10	201701010	44	201701044	78	201701078
11	201701011	45	201701045	79	201701079
12	201701012	46	201701046	80	201701080
13	201701013	47	201701047	81	201701081
14	201701014	48	201701048	82	201701082
15	201701015	49	201701049	83	201701083
16	201701016	50	201701050	84	201701084
17	201701017	51	201701051	85	201701085
18	201701018	52	201701052	86	201701086
19	201701019	53	201701053	87	201701087
20	201701020	54	201701054	88	201701088
21	201701021	55	201701055	89	201701089
22	201701022	56	201701056	90	201701090
23	201701023	57	201701057	91	201701091
24	201701024	58	201701058	92	201701092
25	201701025	59	201701059	93	201701093
26	201701026	60	201701060	94	201701094
27	201701027	61	201701061	95	201701095
28	201701028	62	201701062	96	201701096
29	201701029	63	201701063	97	201701097
30	201701030	64	201701064	98	201701098
31	201701031	65	201701065	99	201701099
32	201701032	66	201701066	100	201701100
33	201701033	67	201701067
34	201701034	68	201701068

(*)	The Company has assigned a unique Loan Number to each Loan in the Data File. The Loan Numbers referred to in this Exhibit are not the actual Loan Numbers.

Exhibit B

The Sample Delinquent Loans

Sample Delinquent Loan #	Loan Number
1	201701001
2	201701004
3	201701008
4	201701010
5	201701017
6	201701062
7	201701061
8	201701064
9	201701070
10	201701054
11	201701071
12	201701076
13	201701081
14	201701085
15	201701090

(*)	The Company has assigned a unique Loan Number to each Loan in the Data File. The Loan Numbers referred to in this Exhibit are not the actual Loan Numbers.

Exhibit C

The Sample Bankruptcy Loans

Sample Bankruptcy Loan #	Loan Number
1	201701111
2	201701112
3	201701113
4	201701114
5	201701115

(*)	The Company has assigned a unique Loan Number to each Loan in the Data File. The Loan Numbers referred to in this Exhibit are not the actual Loan Numbers.

Exhibit D

Exceptions List Sample Loans

Sample Loan #	Loan Number	Attribute	Per Data File	Per Loan File
2	201701002	School Type	Private	Information Not Available
15	201701015	School Type	Private	Information Not Available
20	201701020	School Type	Private	Information Not Available

Exhibit E

Exceptions List

Sample Delinquent Loans

Sample Delinquent Loan #	Loan Number	Procedure Performed	Per Loan File
4	20170104	Documentation of Borrower Notification of Forbearance or Deferment Request	Information Not Available
11	201701071	Individual Forbearance Period	8 months
12	201701076	All procedures in Section F	Information Not Available